Pension and Non-pension Post-employment Benefit Plans - Market Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Debt investment funds	$ 10.3	$ 10.2
Equity investment funds	7.4	6.6
Insurance annuities	299.8	266.5
Other	11.0	9.7
Total	$ 328.5	$ 293.0
Debt investment funds, allocation percentage	3.00%	4.00%
Equity investment funds, allocation percentage	2.00%	2.00%
Insurance annuities, allocation percentage	91.00%	91.00%
Other, allocation percentage	4.00%	3.00%
Total, allocation percentage	100.00%	100.00%